Financial instruments and financial risk management	6 Months Ended
Jun. 30, 2018
Financial instruments and financial risk management
Financial instruments and financial risk management

6. Financial instruments and financial risk management

6.1         Overview of financial instruments

	At June 30, 2018		At December 31, 2017
	Carrying		Carrying
(in thousands of €)	amount	Fair value	amount	Fair value
Non‑current financial assets	€1	€1	€1	€1
Current financial assets	197,982	197,982	168,907	168,907
Financial assets	197,983	197,983	168,908	168,908
Other non-current assets	—	—	125	125
Trade and other receivables	10,198	10,198	2,842	2,842
Cash and cash equivalents	140,869	140,869	190,867	190,867
Non‑current restricted cash	263	263	256	256
Current restricted cash	1,692	1,692	1,692	1,692
Loans and receivables	153,022	153,022	195,782	195,782
Total financial assets	351,005	351,005	364,690	364,690
Provision for employee benefits	25	25	25	25
Trade and other payables	21,559	21,559	15,285	15,285
Financial liabilities at amortized cost	21,584	21,584	15,310	15,310
Total financial liabilities	€21,584	€21,584	€15,310	€15,310

Financial assets:

•	non‑current financial assets: please refer to note 4.3 of the Company’s Annual Report for the year ended December 31, 2017 for more information. These positions are reviewed at year-end (level 3).
•	current financial assets include:
-

collective investment funds nominated in € and $ that are not considered as cash equivalents and of which the underlying investments include bonds and other international debt securities. The average credit rating of the underlying instruments is BBB or higher. The maximum exposure to credit risk is the carrying value at reporting date. These investment funds are recognized at fair value in the Group’s financial statements (level 1). The fair value corresponds to the quoted market price and can therefore be classified as a level 1 fair value measurement. The net asset value of the funds is available on a daily basis. Any difference between amounts invested and fair value at reporting date is booked in Profit & Loss; and

-	a USD term account with a maturity of six months. This term account is held at a bank which is independently rated with a minimum rating of ‘A’.

Loans and receivables:

•	other non-current assets (please refer to note 4.3 of the Company’s Annual Report for the year ended December 31, 2017 for more information);
•	trade and other receivables (please refer to note 4.3 for more information and to note 6.2 below for the credit risk);
•	cash and cash equivalents (please refer to note 4.6 for more information and to note 6.2 below for the credit risk); and
•	restricted cash (please refer to note 4.2 for more information).

Financial liabilities:

Due to the current nature of the financial liabilities, the nominal value of all financial liabilities presented above approximates their fair value.

Fair value hierarchy:

The Group carried the following assets at fair value on June 30, 2018 and December 31, 2017 respectively:

	At June 30, 2018
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		197,982
Assets carried at fair value		€197,982		€—	€1

	At December 31, 2017
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		168,907
Assets carried at fair value		€168,907		€—	€1

All assets and liabilities for which fair value was measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1—Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•	Level 2—Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•	Level 3—Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

During the disclosed six month period, no transfers occurred between the applicable categories.  Given the insignificant value of the Group’s assets categorized as Level 3, the additional Level 3 disclosures have been omitted.

6.2         Risks

The Group’s activities expose it to a variety of financial risks: market risk (including currency, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The unaudited condensed consolidated interim financial statements do not include all financial risk management information and disclosures required in the annual financial statements, and should be read in conjunction with the Annual Report of the Group for the year ended December 31, 2017.

During the six months ended June 30, 2018, there have been no significant changes in the risk profile of the Group, nor is the risk profile of the Group expected to change significantly in the second half of 2018, other than as referred to in Section 3 and 4 of the Management Report in the “Risk Factors and Forward-Looking Statements” and the “Operational and Financial Outlook”. However, the Group’s actual results may differ materially from those predicted as a result of various important factors, including its expectations regarding the inherent uncertainties associated with competitive developments, preclinical and clinical trial and product development activities and regulatory approval requirements; its reliance on collaborations with third parties; estimating the commercial potential of its drug candidates; its ability to obtain and maintain protection of intellectual property for its technologies and drugs; its limited operating history and its ability to obtain additional funding for operations and to complete the development and commercialization of its product candidates.